Income from equity instruments (Tables)	12 Months Ended
Dec. 31, 2018
Income from equity instruments (Tables) [Abstract]
Breakdown of the balance of this item

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Equity instruments classified as:
Financial assets held for trading	-	18,458	21,489
Financial Assets Measured At Fair Value Through Profit Or Loss	27,047	-	-
Financial assets - available-for-sale	-	64,662	237,056
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,576	-	-
Total	32,623	83,120	258,545